American Century Investments®
Quarterly Portfolio Holdings
American Century® Quality Preferred ETF (QPFF)
November 30, 2021

American Century Quality Preferred ETF - Schedule of Investments
NOVEMBER 30, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
PREFERRED STOCKS — 77.1%
Automobiles — 0.5%
Ford Motor Co., 6.00%	2,943	78,431
Banks — 24.2%
Bank of America Corp., 3.00%	13,743	320,762
Bank of America Corp., 5.875%	2,792	73,904
Bank of America Corp., 6.00%	5,508	144,695
Bank of America Corp., 6.25%	73,000	77,426
Citigroup, Inc., 6.875%	8,424	228,290
Citigroup, Inc., 7.125%	9,045	246,386
Citizens Financial Group, Inc., 6.35%	5,481	147,329
Fifth Third Bancorp, 6.00%	3,024	80,045
First Citizens BancShares, Inc., 5.375%	1,863	49,127
First Horizon Corp., 6.10%	3,024	79,501
First Midwest Bancorp, Inc., Series A, 7.00%	2,754	75,460
First Republic Bank, 5.125%	6,048	153,740
JPMorgan Chase & Co., 5.75%	4,401	117,067
JPMorgan Chase & Co., 6.75%	73,000	78,429
JPMorgan Chase & Co., Series EE, 6.00%	4,320	116,510
JPMorgan Chase & Co., Series R, 6.00%	231,000	238,248
KeyCorp, 5.65%	3,591	93,797
PNC Financial Services Group, Inc. (The), 6.125%	7,416	189,850
Regions Financial Corp., 5.70%	2,781	76,227
Regions Financial Corp., 6.375%	3,375	93,893
Synovus Financial Corp., 6.30%	5,400	142,290
Truist Financial Corp., 4.00%	4,914	124,570
U.S. Bancorp, 3.50%	5,778	139,250
U.S. Bancorp, 6.50%	9,423	238,779
USB Capital IX, 3.50%	121,000	117,771
Wells Fargo & Co., 5.85%	9,234	241,746
Wells Fargo & Co., 5.90%	281,000	292,985
		3,978,077
Capital Markets — 11.4%
Affiliated Managers Group, Inc., 4.20%	1,639	39,352
Affiliated Managers Group, Inc., 5.875%	2,214	58,295
Apollo Global Management, Inc., 6.375%	6,075	158,132
Goldman Sachs Group, Inc. (The), 3.75%	2,646	65,303
Goldman Sachs Group, Inc. (The), 4.00%	6,237	154,678
Goldman Sachs Group, Inc. (The), 5.50%	6,183	162,984
Goldman Sachs Group, Inc. (The), Series D, 4.00%	6,210	153,014
Morgan Stanley, 4.00%	5,643	139,834
Morgan Stanley, 6.875%	7,749	212,090
Morgan Stanley, 7.125%	7,587	208,415
Oaktree Capital Group LLC, 6.55%	6,075	160,623
Oaktree Capital Group LLC, 6.625%	6,075	158,740
State Street Corp., 5.90%	5,022	134,338
Stifel Financial Corp., 6.25%	2,376	62,109
		1,867,907
Commercial Services and Supplies — 0.6%
Pitney Bowes, Inc., 6.70%	4,212	103,868

Consumer Finance — 0.9%
Capital One Financial Corp., 4.25%	3,133	76,790
Capital One Financial Corp., 4.375%	3,103	75,899
		152,689
Diversified Telecommunication Services — 2.9%
AT&T, Inc., 5.00%	3,294	84,656
AT&T, Inc., 5.35%	10,773	279,882
Qwest Corp., 6.75%	4,050	104,328
		468,866
Electric Utilities — 2.6%
Duke Energy Corp., 5.625%	6,993	185,594
NextEra Energy Capital Holdings, Inc., 5.65%	3,357	90,304
SCE Trust VI, 5.00%	6,385	158,348
		434,246
Energy Equipment and Services — 0.3%
Hoegh LNG Partners LP, 8.75%	2,165	46,418
Equity Real Estate Investment Trusts (REITs) — 3.2%
American Homes 4 Rent, Series F, 5.875%	1,835	46,517
Digital Realty Trust, Inc., 5.25%	2,376	61,182
Diversified Healthcare Trust, 5.625%	9,892	225,439
Public Storage, 5.05%	3,024	77,142
Public Storage, 5.15%	4,536	115,305
		525,585
Food Products — 1.4%
CHS, Inc., 6.75%	5,670	156,549
CHS, Inc., 7.10%	2,808	77,669
		234,218
Independent Power and Renewable Electricity Producers — 0.3%
Tennessee Valley Authority, 2.22%	1,842	46,584
Industrial Conglomerates — 1.5%
General Electric Co., 3.45%	247,000	242,900
Insurance — 8.7%
Allstate Corp. (The), 5.10%	3,078	80,244
Allstate Corp. (The), 5.625%	1,971	52,054
American Equity Investment Life Holding Co., 5.95%	3,429	91,897
American Equity Investment Life Holding Co., 6.625%	1,674	46,018
Aspen Insurance Holdings Ltd., 5.95%	2,052	55,260
Athene Holding Ltd., 4.875%	2,322	58,793
Athene Holding Ltd., 5.625%	3,645	96,228
Athene Holding Ltd., 6.375%	2,538	70,531
Brighthouse Financial, Inc., 6.60%	4,779	127,313
Enstar Group Ltd., 7.00%	3,699	98,615
Hartford Financial Services Group, Inc. (The), 7.875%	9,045	233,813
MetLife, Inc., 4.00%	1,809	45,044
MetLife, Inc., 5.625%	2,457	64,226
Reinsurance Group of America, Inc., 6.20%	6,291	163,692
RenaissanceRe Holdings Ltd., 5.75%	1,944	50,447
W R Berkley Corp., 5.10%	1,944	51,225
W R Berkley Corp., 5.70%	1,971	51,226
		1,436,626
Leisure Products — 0.5%
Brunswick Corp., 6.50%	3,321	88,139
Mortgage Real Estate Investment Trusts (REITs) — 5.6%
AGNC Investment Corp., 6.125%	6,237	154,927
AGNC Investment Corp., 6.50%	6,183	156,492

Annaly Capital Management, Inc., 6.50%	4,698	117,074
Chimera Investment Corp., 7.75%	3,024	77,565
Chimera Investment Corp., 8.00%	2,970	75,735
MFA Financial, Inc., 6.50%	5,481	129,845
New Residential Investment Corp., 6.375%	8,991	204,096
		915,734
Multi-Utilities — 5.9%
Algonquin Power & Utilities Corp., 6.20%	4,104	113,517
Algonquin Power & Utilities Corp., 6.875%	4,698	129,195
CMS Energy Corp., 5.875%	4,131	109,719
CMS Energy Corp., 5.875%	2,943	78,814
DTE Energy Co., 4.375%	7,857	197,996
NiSource, Inc., 6.50%	6,696	180,256
Sempra Energy, 4.875%	145,000	153,700
		963,197
Oil, Gas and Consumable Fuels — 2.9%
DCP Midstream LP, 7.875%	4,347	107,067
Enbridge, Inc., 6.375%	6,588	173,462
NuStar Energy LP, 7.625%	5,454	119,224
NuStar Energy LP, 8.50%	3,362	80,150
		479,903
Real Estate Management and Development — 1.4%
Brookfield Property Partners LP, 5.75%	9,477	224,415
Thrifts and Mortgage Finance — 0.7%
New York Community Capital Trust V, 6.00%	2,322	121,325
Trading Companies and Distributors — 0.7%
Triton International Ltd., 6.875%	1,728	46,172
WESCO International, Inc., 10.625%	2,349	71,198
		117,370
Wireless Telecommunication Services — 0.9%
United States Cellular Corp., 6.25%	5,319	141,539
TOTAL PREFERRED STOCKS (Cost $13,009,304)		12,668,037
CONVERTIBLE PREFERRED STOCKS — 19.1%
Auto Components — 0.9%
Aptiv plc, 5.50%, 6/15/23	837	149,904
Banks — 0.9%
Bank of America Corp., 7.25%	108	153,738
Capital Markets — 1.7%
KKR & Co., Inc., 6.00%, 9/15/23	3,051	282,919
Commercial Services and Supplies — 0.6%
GFL Environmental, Inc., 6.00%, 3/15/23	1,107	98,612
Electric Utilities — 2.5%
American Electric Power Co., Inc., 6.125%, 3/15/22	2,565	125,313
NextEra Energy, Inc., 6.22%, 9/1/23	2,700	147,096
Southern Co. (The), 6.75%, 8/1/22	2,738	138,261
		410,670
Equity Real Estate Investment Trusts (REITs) — 0.5%
EPR Properties, 5.75%	2,960	74,770
Health Care Equipment and Supplies — 1.6%
Becton Dickinson and Co., 6.00%, 6/1/23	2,916	146,412
Boston Scientific Corp., 5.50%, 6/1/23	1,107	117,143
		263,555
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. (The), 6.875%, 2/15/24	834	78,688

Life Sciences Tools and Services — 4.3%
Avantor, Inc., 6.25%, 5/15/22	2,682	324,683
Danaher Corp., 5.00%, 4/15/23	224	383,378
		708,061
Machinery — 0.9%
Colfax Corp., 5.75%, 1/15/22	486	90,517
Stanley Black & Decker, Inc., 5.25%, 11/15/22	547	56,544
		147,061
Metals and Mining — 0.6%
ArcelorMittal SA, 5.50%, 5/18/23	1,566	99,331
Multi-Utilities — 0.7%
Dominion Energy, Inc., 7.25%, 6/1/22	1,161	110,434
Pharmaceuticals — 0.3%
Elanco Animal Health, Inc., 5.00%, 2/1/23	1,152	52,289
Semiconductors and Semiconductor Equipment — 3.1%
Broadcom, Inc., 8.00%, 9/30/22	292	508,433
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,040,122)		3,138,465
TEMPORARY CASH INVESTMENTS — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $569,364)	569,364	569,364
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $16,618,790)		16,375,866
OTHER ASSETS AND LIABILITIES — 0.4%		60,799
TOTAL NET ASSETS — 100.0%		$16,436,665

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported NAV per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Preferred Stocks	11,345,253	1,322,784	—
Convertible Preferred Stocks	146,412	2,992,053	—
Temporary Cash Investments	569,364	—	—
	12,061,029	4,314,837	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.